Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit
A reconciliation between taxes on income reflected on the Consolidated Statement of Loss and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)

Loss before tax	(93,335)	(211,841)	(32,487)
Expected tax benefit	27,160	61,646	9,454
Effects
Difference in tax rates	(3,274)	(2,582)	(1,875)
Non-deductible tax-expenses	(53)	(599)	(61)
Government grants exempted from taxes	—	45	8
Permanent Differences	(10,881)	(39,288)	—
Non-recognition of deferred taxes on tax losses and temporary differences	(12,953)	(19,222)	(7,526)

Taxes on income	—	—	—

Summary of Deferred Tax Assets
Deferred tax assets consist of the following:

	As of
	December 31, 2021		December 31, 2020
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities

Intangible assets	1,288	—	1,770	—
Right-of-use asset	—	(2,629)	—	(1,713)
Deferred revenue	—	—	180	—
Other liabilities	—	—	—	—
Lease liability	2,627	—	1,776	—
Deferred expenses	12	—	3	—
Recognized	3,927	(2,629)	3,729	(1,713)
Netting	(2,629)	2,629	(1,713)	1,713
Non-recognition due to history of losses	(1,298)	—	(2,016)	—

Net tax	—	—	—	—